Convertible Debt (Details)					1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2023 USD ($)	Aug. 03, 2021	Nov. 30, 2017 USD ($)	Nov. 30, 2017 EUR (€)	Jun. 28, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Convertible Debt (Details) [Line Items]
Loan agreements total			$ 92,007	€ 80,278			$ 467,154	€ 417,133	$ 467,154	€ 417,133
Convertible loan percentage			4.25%	4.25%
Convertible loan amount							$ 5,597	€ 5,000	$ 5,597	€ 5,000
Commitment amount	$ 50,000,000				$ 5,500,000
Principal amount percentage	92.00%				92.00%		3.50%	3.50%
Principal amount	$ 5,500,000
Maturity period						one
Average percentage						92.00%
Floor price per share (in Dollars per share) | $ / shares						$ 2
Redemption premium percentage						8.00%
Floor price percentage		62.00%
Commitment fee						$ 250,000
Ordinary shares issued for commitment fee (in Shares) | shares						54,428
Original issue discount						$ 440,000
Fair value						5,060,000
Balance of fair value						5,015,000
Conversion Price [Member]
Convertible Debt (Details) [Line Items]
Initial promissory note amount						$ 4.9986
Average percentage						110.00%
Initial Promissory Note [Member]
Convertible Debt (Details) [Line Items]
Face value						$ 5,500,000
Fair value						45,000
Monthly Payment [Member]
Convertible Debt (Details) [Line Items]
Redemption premium						$ 550,000
Redemption premium percentage						8.00%
Bottom of range [Member]
Convertible Debt (Details) [Line Items]
Promissory notes interest percentage						15.00%
Bottom of range [Member] | Monthly Payment [Member]
Convertible Debt (Details) [Line Items]
Floor price percentage						10.00%
Top of range [Member]
Convertible Debt (Details) [Line Items]
Promissory notes interest percentage						8.00%
Top of range [Member] | Monthly Payment [Member]
Convertible Debt (Details) [Line Items]
Floor price percentage						50.00%